Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Schedule of Other Income, Net

(in millions)	2020	2019
Equity component of AFUDC	$78	$74
Equity income	20	(1)
Derivative gains	13	17
Interest income	13	16
Gain on repayment of debt	—	11
Other	30	21
	$154	$138